Document and Entity Information	Sep. 30, 2021
Risk/Return:
Registrant Name	CALVERT RESPONSIBLE INDEX SERIES INC
Registrant CIK	0001105446
SEC Form	497
Period end date	Sep. 30, 2021
Investment Company Type	N-1A
Amendment Flag	false